Organization and Principal Activities (Narrative) (Details) (VIEs and their subsidiaries [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
VIEs and their subsidiaries [Member]
Variable Interest Entity [Line Items]
Amount payable by the VIEs and their subsidiaries to WOFEs related to the service fees	$ 100,000	$ 2,300,000	$ 0
Percentage of consolidated revenues VIEs contribute	78.60%	92.10%	95.70%
Percentage of consolidated total assets VIEs accounted for	20.30%	26.70%
Percentage of consolidated total liabilities VIEs accounted for	17.20%	34.40%
Percentage of Group's employees hired by VIEs and their subsidiaries	33.00%